April 21, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Vanguard Specialized Funds - 485(a) Filing and Request for Acceleration of Effectiveness
      File No. 2-88116
--------------------------------------------------------------------------------

Commissioners:

We respectfully submit the enclosed 61st Post-Effective Amendment (PEA) of the registration statement on Form N-1A for the Vanguard Specialized Funds (the "Trust"), which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated April 21, 2006, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of Friday, April 21, 2006, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this PEA are to: (1) address comments of the Commission's staff regarding the Trust's 485(a) filing on February 8, 2006; (2) update financial statements; and (3) effect a number of non-material editorial changes. Please note that this PEA 61 is otherwise identical to PEA 58, which was filed on February 8, 2006, under rule 485(a).

We appreciate the Staff's assistance and thank you for your consideration. Please contact Sarah Buescher at (610) 503-5854 if you have any questions or comments.

Sincerely,



Sarah A. Buescher
Senior Counsel
The Vanguard Group, Inc.


Enclosures


cc:      John Ganley
         U.S. Securities and Exchange Commission

                                   APPENDIX A

                           461(a) Acceleration Request

April 21, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Vanguard Specialized Funds - 461(a) Request for Acceleration of
         Effectiveness
         File No. 2-88116
--------------------------------------------------------------------------------


Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Specialized Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 61st Post-Effective Amendment
(PEA) of the Trust's registration statement on Form N-1A be accelerated to Friday, April 21, 2006. We filed PEA 61 of the Trust's registration statement today, April 21, 2006.

PEA 61 will: (1) reflect our responses to the Commission staff's comments on PEA 58, filed on February 8, 2006; (2) update the financial statements; and (3) effect a number of non-material editorial changes.


Sincerely,

VANGUARD SPECIALIZED FUNDS

/s/ Heidi Stam
---------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President

VANGUARD MARKETING CORPORATION, Distributor

/s/ Pauline Scalvino
---------------------------
Name:    Pauline Scalvino
Title:   Secretary

*By Power of Attorney. Filed on January 23, 2006, see File No. 002-31333. Incorporated by Reference.


cc:      John Ganley
         U.S. Securities and Exchange Commission